UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9603

AMERICAN BEACON SELECT FUND

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 967-3509

Date of fiscal year end: December 31, 2015

Date of reporting period: December 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

American Beacon®
SELECT FUNDS

2015 ANNUAL REPORT

December 31, 2015

MONEY MARKET SELECT FUND
(CLOSED TO NEW INVESTORS)

U.S. GOVERNMENT MONEY MARKET SELECT FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2015

Dear Shareholders,

During good times and bad, money market funds remain reliable choices for many investors given their ability to provide relative stability of principal and liquidity. Investors often move assets into money market funds to await new opportunities after cashing out other positions.

American Beacon, which is well-known for innovative and actively managed portfolios, has two money market funds designed to help ensure maximum flexibility for our shareholders. In managing these funds, we use a top-down approach when analyzing macroeconomic data to anticipate economic momentum shifts, inflationary trends, the shape of the yield curve and Federal Reserve policy. We strive to increase returns by actively managing the duration and quality of the portfolio, consistent with historical relationships among economic growth, inflation and the direction of interest rates.

For the 12 months ended December 31, 2015:

•	American Beacon Money Market Select Fund, which is closed to new investors, returned 0.10%.

•	American Beacon U.S. Government Money Market Select Fund returned 0.02%.

Thank you for your continued investment in the American Beacon Select Funds. For additional information about the Funds or to access your account information, please visit www.americanbeaconfunds.com.

Best Regards,

/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Select Funds

Market Overview

December 31, 2015 (Unaudited)

The U.S. economy expanded at a moderate pace in 2015. More than 2.7 million jobs were added during the year and the unemployment rate dropped to 5.0%. Consumption increased as improved labor market conditions gave consumers the confidence needed to look past volatile equity markets and spend their hard-earned cash on big ticket items like cars and homes. The housing market became a larger contributor to growth in 2015 as employment gains and low mortgage rates resulted in increased home sales. As housing demand outpaced supply, inventories fell and home prices rose, further buoying household wealth. While consumer purchases remained solid, weak global demand led to some cutbacks in business investment. The manufacturing sector was hit particularly hard by the stronger dollar and plunging oil prices. Going forward, as domestic companies continue to face challenges, the resiliency of the U.S. consumer will be key to keeping expansion on track.

While the U.S. economy advanced, global growth slowed in 2015. Despite further easing in monetary policy, economic momentum in Europe and Japan remained subpar. However, it was the slowdown in China that weighed most heavily on the world economy during the year; the country continued to struggle with a declining manufacturing sector, waning consumer spending, an oversupply of housing and volatile equity markets. In an effort to boost exports, China’s central bank devalued the yuan by 2% in mid-August. The devaluation rattled world markets and sent commodity prices plummeting. China’s central bank also cut interest rates throughout the year to spur domestic activity and ease deflationary pressures as the country transitions from manufacturing to a service-based economy. This transition has been difficult, resulting in a decline in demand for raw materials that has been felt across the globe. The drop in oil prices has been particularly painful as the glut in supply continues to outpace demand.

Nonetheless, the Federal Reserve (“the Fed”) didn’t let a global slowdown or plunging oil prices deter its quest for rate normalization. In December, U.S. monetary policy diverged from the rest of the world when the Fed ended ZIRP (Zero Interest Rate Policy) and raised the Fed funds rate by 25 basis points (0.25%) to a target range of 0.25% to 0.50%. Members cited solid economic activity, particularly in the labor market, as supportive of a rate increase. While inflation continued to run below target, the Federal Open Market Committee remained confident in its expectation that inflation would eventually rise to its 2% objective “as energy prices and prices of non-energy imports stabilized and the labor market strengthened.” The Fed pledged to remain data dependent but expected the pace of further rate increases to be gradual, particularly in light of the current lack of inflationary pressures. The Committee’s forecast called for four additional rate hikes in 2016, but if global woes spill over to the U.S. and economic activity slows, the path to normalization may be more gradual than anticipated.

American Beacon Money Market Select FundSM

Performance Overview

December 31, 2015 (Unaudited)

As we saw the U.S. economy expand at a moderate pace during 2015, the labor market improved and the unemployment rate dropped to 5.0%. The improved labor market boosted consumer confidence and drove an increase in home and automobile purchases. As homebuilders were enjoying the robust housing environment, the energy sector struggled due to a stronger dollar and plunging oil prices. As we head into 2016, the Federal Reserve Bank (“Fed”) will be monitoring economic developments closely in an effort to determine appropriate monetary policy.

As we approached the end of the year, the Fed began its policy of raising interest rates. In December, the Fed raised the Fed Funds rate by 25 basis points to a target range of 0.25%-0.50%. Federal Open Market Committee (“FOMC”) members cited solid economic activity, particularly in the labor market, as supportive of a rate increase. The Fed pledged to remain data dependent and expected the pace of rate increases to be gradual. The FOMC’s forecast called for an additional four rate hikes in 2016, however, if the U.S. economy begins to show signs of slowing down, the path to normalization may be more gradual.

Although credit conditions remained stable during the year, there was continued focus on credit quality and liquidity. The American Beacon Money Market Select Fund’s primary strategy for the year was to buy high quality, short-term money market instruments and overnight investments. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.

For the twelve months ended December 31, 2015, the total return of the American Beacon Money Market Select Fund was 0.10%. The Fund outperformed the Lipper Institutional Money Market Average return of 0.05%. Based on annualized total returns, Lipper Analytical Services ranked the Fund 31st among 254, 15th among 243, and 19th among 199 Institutional Money Market Funds for the one-year, five-year, and ten-year periods ended December 31, 2015, respectively.

Total Returns for the Period ended 12/31/15

	1 Year	5 Years	10 Years
Money Market Select Fund (1,3)	0.10%	0.12%	1.42%
Lipper Institutional Money Market Average (2)	0.05%	0.04%	1.29%

1.	Performance shown is historical and is not indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	A portion of the fees charged to the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.
3.	The Lipper Institutional Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional Money Market Funds category. Lipper is an independent mutual fund research and ranking service.
4.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus was 0.13%. The expense ratio above may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Money Market Select FundSM

Performance Overview

December 31, 2015 (Unaudited)

Fund Statistics as of 12/31/15

7-day Current Yield*	0.33%
7-day Effective Yield*	0.33%
30-day Yield*	0.22%
Weighted Average Maturity	27 Days
Standard & Poor’s Rating**	AAAm

*	Annualized. You may call 1-800-231-4252 to obtain the Fund’s current 7-day yields. Yield is a more accurate reflection of the Fund’s current earnings than total returns. The seven-day yields refer to the income generated by an investment in the Fund over a seven-day period. This income is then annualized. The seven-day effective yield is calculated similarly, but the income earned is assumed to have been reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.
**	Standard & Poor’s (S&P) Rating: The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund. The credit rating is a forward-looking opinion about a fund’s potential capacity to maintain stable principal or stable net asset value. The rating is an opinion of the date expressed and not a statement of fact or recommendation to purchase, hold or sell any security. Standard & Poor’s rates the creditworthiness of money market funds from AAAm (highest) to Dm (lowest). For more information on S&P’s rating methodology, please visit www.standardandpoors.com and select “Understanding Ratings” under Ratings Resources on the home page.

Asset Allocation as of 12/31/15 (% of Net Assets)

Financial Company Commercial Paper	52.6
Other Repurchase Agreements	18.8
Government Agency Repurchase Agreements	15.1
Asset-Backed Commercial Paper	6.0
Investment Companies	4.5
U.S. Government Agency Obligations	3.0

Effective Maturity Distribution (%)

1 to 7 Days	44.4
8 to 30 Days	24.2
31 to 90 Days	31.4

Credit Quality (%)

A-1+/P-1***	54.0
A-1/P-1	46.0

***	Includes A-1 rated obligations with maturities of five business days or less.

The credit quality ratings reflect the ratings of the securities held by the Fund, which are subject to change. A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligator’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligator’s capacity to meet its financial commitment on these obligations is extremely strong. A short-term obligation rated P-1 is rated in the highest category by Moody’s Investor Services. Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

American Beacon U.S. Government Money Market Select FundSM

Performance Overview

December 31, 2015 (Unaudited)

As we saw the U.S. economy expand at a moderate pace during 2015, the labor market improved and the unemployment rate dropped to 5.0%. The improved labor market boosted consumer confidence and drove an increase in home and automobile purchases. As homebuilders were enjoying the robust housing environment, the energy sector struggled due to a stronger dollar and plunging oil prices. As we head into 2016, the Federal Reserve (“Fed”) will be monitoring economic developments closely in an effort to determine appropriate monetary policy.

As we approached the end of the year, the Fed began its policy of raising interest rates. In December, the Fed raised the Fed Funds rate by 25 basis points to a target range of 0.25%-0.50%. Federal Open Market Committee (“FOMC”) members cited solid economic activity, particularly in the labor market, as supportive of a rate increase. The Fed pledged to remain data dependent and expected the pace of rate increases to be gradual. The FOMC’s forecast called for an additional four rate hikes in 2016, however, if the U.S. economy begins to show signs of slowing down, the path to normalization may be more gradual.

During the year, the American Beacon U.S. Government Money Market Select Fund’s primary strategy was to buy short-dated agencies, both fixed and variable rate, and overnight investments.

For the twelve months ended December 31, 2015, the total return of the American Beacon U.S. Government Money Market Select Fund was 0.02%. The Fund underperformed the Lipper Institutional U.S. Government Money Market Average return of 0.03%. Based on annualized total returns, Lipper Analytical Services ranked the Fund 51st among 183, 2nd among 161, and 3rd among 118 Institutional U.S. Government Money Market Funds for the one-year, five-year, and ten-year periods ended December 31, 2015, respectively.

Total Returns for the Period ended 12/31/15

	1 Year	5 Years	10 Years
U.S. Government Money Market Select Fund (1,2,4)	0.02%	0.04%	1.29%
Lipper Institutional U.S. Government Money Market Average (3)	0.03%	0.01%	1.18%

1.	Performance shown is historical and is not indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	A portion of the fees charged to the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.
3.	The Lipper Institutional U.S. Government Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service.
4.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus was 0.14%. The expense ratio above may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon U.S. Government Money Market Select FundSM

Performance Overview

December 31, 2015 (Unaudited)

Fund Statistics as of 12/31/15

7-day Current Yield*	0.20%
7-day Effective Yield*	0.20%
30-day Yield*	0.12%
Weighted Average Maturity	23 Days
Standard & Poor’s Rating**	AAAm

*	Annualized. You may call 1-800-231-4252 to obtain the Fund’s current 7-day yields. Yield is a more accurate reflection of the Fund’s current earnings than total returns. The seven-day yields refer to the income generated by an investment in the Fund over a seven-day period. This income is then annualized. The seven-day effective yield is calculated similarly, but the income earned is assumed to have been reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.
**	Standard & Poor’s (S&P) Rating: The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund. The credit rating is a forward-looking opinion about a fund’s potential capacity to maintain stable principal or stable net asset value. The rating is an opinion of the date expressed and not a statement of fact or recommendation to purchase, hold or sell any security. Standard & Poor’s rates the creditworthiness of money market funds from AAAm (highest) to Dm (lowest). For more information on S&P’s rating methodology, please visit www.standardandpoors.com and select “Understanding Ratings” under Ratings Resources on the home page.

Asset Allocation as of 12/31/15 (% of net assets)

U.S. Government Agency Obligations	49.7
Government Agency Repurchase Agreements	32.3
Other Repurchase Agreements	13.6
Investment Companies	4.4

Effective Maturity Distribution (%)

1 to 7 Days	58.5
8 to 30 Days	21.3
31 to 90 Days	14.8
91 to 397 Days	5.4

American Beacon Select FundsSM

Fund Expenses

December 31, 2015 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 through December 31, 2015.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not a Fund’s actual return).

You may compare the ongoing costs of investing in a Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses paid During Period* 7/1/15- 12/31/15
Money Market
Actual	$1,000.00	$1,000.52	$0.66
Hypothetical (5% return before expenses)	$1,000.00	$1,024.54	$0.66
U.S. Government Money Market
Actual	$1,000.00	$1,000.14	$0.71
Hypothetical (5% return before expenses)	$1,000.00	$1,024.52	$0.71

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.15% and 0.14% for the Money Market Select Fund and U.S. Government Money Market Select Funds respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

American Beacon Select FundsSM

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

American Beacon Money Market Select Fund and American Beacon U.S. Government Money Market Select Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon Money Market Select Fund and American Beacon U.S. Government Money Market Select Fund (two of the funds constituting the American Beacon Select Funds) (collectively, the “Funds”), as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of each Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Money Market Select Fund and American Beacon U.S. Government Money Market Select Fund at December 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

Dallas, Texas

February 29, 2016

American Beacon Money Market Select FundSM

Schedule of Investments

December 31, 2015

	Par Amount	Fair Value
	(000’s)	(000’s)
ASSET-BACKED COMMERCIAL PAPER - 6.05%
Kells Funding LLC, 0.47%, Due 3/16/2016 A B	$5,000	$4,995
Old Line Funding LLC, 0.25%, Due 1/19/2016 A B	5,000	4,999

Total Asset-Backed Commercial Paper (Cost $9,994)		9,994

FINANCIAL COMPANY COMMERCIAL PAPER - 52.60%
Bank of Montreal, 0.62%, Due 3/17/2016	5,000	4,993
Bank of Nova Scotia, 0.24%, Due 1/4/2016 A	3,000	3,000
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY, 0.42%, Due 1/21/2016	5,000	4,999
Caisse des Depots et Consignations, 0.46%, Due 3/17/2016 A	5,000	4,995
Canadian Imperial Holdings, Inc., 0.55%, Due 3/10/2016	5,000	4,995
Commonwealth Bank of Australia, 0.31%, Due 2/16/2016 A	2,000	1,999
Credit Agricole Corporate and Investment Bank/New York, 0.36%, Due 1/4/2016	7,000	7,001
Erste Abwicklungsanstalt, 0.33%, Due 2/5/2016 A	5,000	4,998
General Electric Capital Corp., 0.25%, Due 1/14/2016	5,000	5,001
Mizuho Bank Ltd., 0.28%, Due 1/14/2016 A	5,000	4,999
National Australia Bank Ltd., 0.40%, Due 3/1/2016 A	5,000	4,997
Nederlandse Waterschapsbank N.V., 0.35%, Due 1/27/2016 A	5,000	4,999
NRW Bank, 0.425%, Due 1/21/2016 A	5,000	4,999
Sumitomo Mitsui Banking Corp., 0.285%, Due 1/14/2016 A	5,000	4,999
Svenska Handelsbanken AB, 0.32%, Due 2/1/2016 A	5,000	4,999
Toronto Dominion Holdings (U.S.A.) Inc., 0.45%, Due 3/23/2016 A	5,000	4,995
Toyota Motor Credit Corp., 0.57%, Due 3/14/2016	5,000	4,994
Westpac Banking Corp., 0.27%, Due 1/15/2016 A	5,000	4,999

Total Financial Company Commercial Paper (Cost $86,961)		86,961

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.02% (Cost $4,995)
Federal Home Loan Bank, 0.48%, Due 3/9/2016	5,000	4,995

	Shares
INVESTMENT COMPANIES - 4.50%
Blackrock Cash Fund, Prime Class	7,341,897	7,342
State Street Institutional Liquidity Reserves Fund, Institutional Class	98,980	99

Total Investment Companies (Cost $7,441)		7,441

	Par Amount
	(000’s)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - 15.12% (Cost $25,000)
Credit Agricole CIB, 0.37%, Acquired on 12/31/2015, Due 1/4/2016, at $25,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations, valued at $26,000, 0.125%, 1/7/2016 – 4/15/2020)	$25,000	25,000

OTHER REPURCHASE AGREEMENTS - 18.75%
BNP Paribas Securities Corp., 0.36%, Acquired on 12/31/2015, Due 1/4/2016 at $8,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations, valued at $8,800, 7.88%, 6/15/2032 – 12/29/2099)	8,000	8,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.27%, Acquired on 12/31/2015, Due 1/4/2016 at $8,000 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $8,800)	8,000	8,000
RBC Capital Markets LLC, 0.50%, Acquired on 12/31/2015, Due 1/6/2016 at $7,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations and U.S. Government Agency Obligations, valued at $7,142, 2.74% - 11.25%, 6/1/2017 – 12/1/2045) B C	7,000	7,000
Wells Fargo Securities LLC, 0.27%, Acquired on 12/31/2015, Due 1/4/2016 at $8,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $8,400, 2.84% - 7.50%, 1/15/2016 – 3/16/2044) B	8,000	8,000

Total Other Repurchase Agreements (Cost $31,000)		31,000

TOTAL INVESTMENTS - 100.04% (Cost $165,391)		$165,391
LIABILITIES, NET OF OTHER ASSETS - (0.04%)		(62)

TOTAL NET ASSETS - 100.00%		$165,329

See accompanying notes

American Beacon Money Market Select FundSM

Schedule of Investments

December 31, 2015

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $64,972 or 39.30% of net assets. The Fund has no right to demand registration of these securities.
B	LLC - Limited Liability Company.

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

December 31, 2015

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 49.72%
Federal Farm Credit Bank,
0.289%, Due 4/6/2016 A	$5,000	$5,001
0.226%, Due 4/8/2016 A	5,000	5,000
0.45%, Due 4/22/2016 A	5,000	5,001
0.264%, Due 10/3/2016 A	5,000	4,999
0.41%, Due 3/30/2017 A	5,000	4,999
0.48%, Due 6/27/2017 A	5,000	4,993
Federal Home Loan Bank,
0.185%, Due 1/14/2016	1,500	1,500
0.14%, Due 1/29/2016	5,000	4,999
0.23%, Due 2/3/2016	2,000	2,000
0.235%, Due 2/5/2016	5,000	4,999
0.18%, Due 2/8/2016	3,100	3,099
0.41%, Due 2/19/2016	5,000	4,997
0.48%, Due 3/9/2016	5,000	4,995
0.42%, Due 3/11/2016	1,100	1,099
0.295%, Due 3/15/2016	3,000	2,998
0.44%, Due 3/18/2016	5,000	4,995
0.37%, Due 3/23/2016 A	5,000	5,000
0.50%, Due 4/20/2016	3,000	2,995
0.65%, Due 6/10/2016	5,000	4,985
0.62%, Due 6/13/2016	5,000	4,986
0.358%, Due 7/22/2016 A	10,000	10,001
0.347%, Due 8/19/2016 A	5,000	5,000
0.417%, Due 4/21/2017 A	5,000	4,999
Federal Home Loan Mortgage Corp.,
0.397%, Due 7/21/2016 A	5,000	5,000
0.462%, Due 4/27/2017 A	5,000	4,999
Federal National Mortgage Association,
0.27%, Due 2/2/2016	1,500	1,500
0.345%, Due 3/14/2016	5,000	4,997

Total U.S. Government Agency Obligations (Cost $120,136)		120,136

	Shares
INVESTMENT COMPANIES - 4.38%
Deutsche Government Cash Fund, Institutional Class	10,048,346	10,049
Morgan Stanley Government Portfolio, Institutional Class	538,409	538

Total Investment Companies (Cost $10,587)		10,587

	Par Amount
	(000’s)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - 32.28%
Credit Agricole CIB, 0.37%, Acquired on 12/31/2015, Due 1/4/2016, at $25,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $26,000, 0.125% - 4.00%, 4/15/2017 – 4/15/2020)	$25,000	25,000
Goldman Sachs & Co., 0.33%, Acquired on 12/31/2015, Due 1/4/2016, at $23,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $23,460, 3.00% - 5.00%, 10/1/2024 – 12/1/2045)	23,000	23,000
RBC Capital Markets LLC, 0.28%, Acquired on 12/31/2015, Due 1/4/2016, at $25,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $25,500, 2.00% - 7.875%, 4/1/2036 – 1/1/2046)B	25,000	25,000
RBC Capital Markets LLC, 0.31%, Acquired on 12/17/2015, Due 1/15/2016, at $5,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $5,100, 2.54% - 9.00%, 6/1/2028 – 12/1/2045)B	5,000	5,000

Total Government Agency Repurchase Agreements (Cost $78,000)		78,000

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

December 31, 2015

	Par Amount	Fair Value
	(000’s)	(000’s)
OTHER REPURCHASE AGREEMENTS - 13.66%
BNP Paribas Securities Corp., 0.36%, Acquired on 12/31/2015, Due 1/4/2016 at $11,000 (Held at the Bank of New York Mellon, Collateralized by Corporate Obligations valued at $12,101, 5.25% - 7.88%, 6/15/2020 – 6/15/2032)	$11,000	$11,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.27%, Acquired on 12/31/2015, Due 1/4/2016 at $11,000 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $12,100)	11,000	11,000
Wells Fargo Securities LLC, 0.27%, Acquired on 12/31/2015, Due 1/4/2016 at $11,000 (Held at the Bank of New York Mellon, Collateralized by a Corporate Obligation valued at $11,550, 3.72%, 3/16/2044)B	11,000	11,000

Total Other Repurchase Agreements (Cost $33,000)		33,000

TOTAL INVESTMENTS - 100.04% (Cost $241,723)		$241,723
LIABILITIES, NET OF OTHER ASSETS - (0.04%)		(93)

TOTAL NET ASSETS - 100.00%		$241,630

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A	Variable rate.
B	LLC - Limited Liability Company.

See accompanying notes

American Beacon Select FundsSM

Statements of Assets and Liabilities

December 31, 2015 (in thousands, except share and per share amounts)

	Money Market Select Fund	U.S. Government Money Market Select Fund
Assets:
Investments in unaffiliated securities, at fair value A	$109,391	$130,723
Repurchase agreements, at fair value B	56,000	111,000
Dividends and interest receivable	9	12
Receivable for expense reimbursement (Note 2)	3	—
Prepaid expenses	1	5

Total assets	165,404	241,740

Liabilities:
Payable under excess expense reimbursement plan (Note 2)	—	1
Dividends payable	—	25
Management and investment advisory fees payable	15	20
Administrative service and service fees payable	2	2
Transfer agent fees payable	1	3
Custody and fund accounting fees payable	7	7
Professional fees payable	31	32
Trustee fees payable	7	5
Payable for prospectus and shareholder reports	—	5
Dues and subscriptions payable	12	10

Total liabilities	75	110

Net Assets	$165,329	$241,630

Analysis of Net Assets:
Paid-in-capital	165,328	241,630
Undistributed (or overdistribution of) net investment income	1	—

Net assets	$165,329	$241,630

Shares outstanding at no par value (unlimited shares authorized)	165,336,046	241,629,961
Net assets (not in thousands)	$165,329,388	$241,630,035
Net asset value, offering and redemption price per share	$1.00	$1.00
A Cost of investments in unaffiliated securities	$109,391	$130,723
B Cost of repurchase agreements	$56,000	$111,000

See accompanying notes

American Beacon Select FundsSM

Statements of Operations

For the year ended December 31, 2015 (in thousands)

	Money Market Select Fund	U.S. Government Money Market Select Fund
Investment income:
Dividend income from unaffiliated securities	$26	$5
Interest income	1,134	471

Total investment income	1,160	476

Expenses:
Management and investment advisory fees (Note 2)	460	277
Administrative service fees (Note 2)	51	31
Transfer agent fees	18	18
Custodian fees	51	31
Professional fees	47	38
Registration fees and expenses	2	1
Prospectus and shareholder report expenses	11	5
Trustee fees	28	19
Insurance expenses	12	7
Other expenses	11	12

Total expenses	691	439

Net fees waived and expenses reimbursed (Note 2)	(17)	(21)

Net expenses	674	418

Net investment income	486	58

Realized Gains:
Net realized gain (loss) from:
Investments	9	1

Net gain from investments	9	1

Net increase in net assets resulting from operations	$495	$59

See accompanying notes

American Beacon Select FundsSM

Statements of Changes in Net Assets (in thousands)

	Money Market Select Fund		U.S. Government Money Market Select Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$486	$608	$58	$43
Net realized gain (loss) from investments	9	8	1	—

Net increase in net assets resulting from operations	495	616	59	43

Distributions to Shareholders:
Net investment income	(486)	(608)	(58)	(43)
Net realized gain	(9)	(8)	(1)	—

Net distributions to shareholders	(495)	(616)	(59)	(43)

Capital Share Transactions:
Proceeds from sales of shares	635,318	332,391	2,084,308	2,249,995
Reinvestment of dividends and distributions	473	609	4	5
Cost of shares redeemed	(1,189,508)	(407,362)	(2,144,357)	(2,316,026)

Net (decrease) in net assets from capital share transactions	(553,717)	(74,362)	(60,045)	(66,026)

Net (decrease) in net assets	(553,717)	(74,362)	(60,045)	(66,026)

Net Assets:
Beginning of period	719,046	793,408	301,675	367,701

End of Period *	$165,329	$719,046	$241,630	$301,675

* Includes undistributed (or overdistribution of) net investment income	$1	$1	$—	$—

See accompanying notes

American Beacon Select FundsSM

Notes to Financial Statements

December 31, 2015

1. Organization

American Beacon Select Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company. As of December 31, 2015, the Trust consisted of the following active series included in this report: American Beacon Money Market Select Fund (the “Money Market Fund”) and American Beacon U.S. Government Money Market Select Fund (the “Government Fund”) (collectively, the “Funds” and each individually a “Fund”).

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

The Money Market Fund was closed to new investors on January 20, 2016. Existing shareholders may continue to purchase, redeem, or exchange shares of the Fund on any business day the New York Stock Exchange is open for business.

Recently Adopted Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-11, “Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”), that expanded secured borrowing accounting for certain reverse repurchase agreements. ASU 2014-11 also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. ASU 2014-11 is effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015, and has been adopted accordingly.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provisions of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Funds. As compensation for performing the duties required under the Management Agreement, the Manager receives an annualized fee of 0.09% of the average daily net assets of the Funds.

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of the Funds.

Expense Reimbursement Plan

The Manager voluntarily agreed to reimburse the Money Market Fund and the Government Fund for certain expenses. During the year ended December 31, 2015, the Manager reimbursed expenses totaling $17,158 and $20,818 for the Money Market and Government Funds, respectively. As of December 31, 2015, $2,675 was receivable from the Manager of the Money Market Fund and $467 was payable to the Manager for the Government Fund.

American Beacon Select FundsSM

Notes to Financial Statements

December 31, 2015

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of expenses reimbursed for a period of up to three years. However, reimbursement will occur only if a Fund’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit.

The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability for the Government Fund is $49,521 and $99,486, expiring in 2016 and 2017, respectively. The Government Fund did not record a liability for these potential reimbursements due to the current assessment that a reimbursement is unlikely.

3. Security Valuation and Fair Value Measurements

Each Fund values its investments and computes the net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the Act, money market securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Trust’s Board of Trustees (the “Board”). In the event that a deviation of  1⁄2 of 1% or more exists between the $1.00 per share price of a Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon Select FundsSM

Notes to Financial Statements

December 31, 2015

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfer between levels to be disclosed. The end of period timing recognition has been adopted for the transfer between levels of the Funds’ assets and liabilities. During the year ended December 31, 2015, there were no transfers between levels. As of December 31, 2015, the investments were classified as described below (in thousands):

Money Market Fund	Level 1	Level 2	Level 3	Total
Asset-Backed Commercial Paper	$—	$9,994	$—	$9,994
Financial Company Commercial Paper	—	86,961	—	86,961
U.S. Government Agency Obligations	—	4,995	—	4,995
Investment Companies – Money Market Funds	7,441	—	—	7,441
Government Agency Repurchase Agreements	—	25,000	—	25,000
Other Repurchase Agreements	—	31,000	—	31,000

Total Investments in Securities	$7,441	$157,950	$—	$165,391

Government Fund	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$120,136	$—	$120,136
Investment Companies – Money Market Funds	10,587	—	—	10,587
Government Agency Repurchase Agreements	—	78,000	—	78,000
Other Repurchase Agreements	—	33,000	—	33,000

Total Investments in Securities	$10,587	$231,136	$—	$241,723

Security Transactions and Investment Income

Security transactions for the Funds are recorded on the trade date of the security purchase or sale.

Interest income for the Funds is earned from settlement date, recorded on an accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income and net short-term capital gain, if any, will be declared and paid monthly. Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. GAAP.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

American Beacon Select FundsSM

Notes to Financial Statements

December 31, 2015

4. Securities and Other Investments

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Funds shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Repurchase Agreements

A repurchase agreement is a fixed income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the collateral held through a third-party custodian and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include fixed income and equity securities such as U.S. Government and agency securities, municipal obligations, corporate obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, American Depositary Receipts, exchange-traded funds and convertible securities. There is no percentage restriction on each Fund’s ability to enter into repurchase agreements with terms of seven days or less.

American Beacon Select FundsSM

Notes to Financial Statements

December 31, 2015

As of December 31, 2015, the following funds had investments in repurchase agreements with a gross value as disclosed in the Schedules of Investments and the Statements of Assets and Liabilities:

Fund	Total
Money Market Fund	$56,000
Government Fund	111,000

The value of the related collateral disclosed on the Schedules of Investments exceeded the value of the repurchase agreements at period end.

Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the year ended December 31, 2015 are disclosed in the Notes to the Schedules of Investments.

5. Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	Money Market Fund		Government Fund
	Year Ended December 31,2015	Year Ended December 31,2014	Year Ended December 31,2015	Year Ended December 31,2014
Distributions paid from:
Ordinary income*	$495	$616	$59	$43

Total distributions paid	$495	$616	$59	$43

*	For tax purposes short-term capital gains distributions are considered ordinary income distributions.

American Beacon Select FundsSM

Notes to Financial Statements

December 31, 2015

As of December 31, 2015, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	Money Market Fund	Government Fund
Cost basis of investments for federal income tax purposes	$165,391	$241,723
Unrealized appreciation	—	—
Unrealized depreciation	—	—

Net unrealized appreciation or (depreciation)	—	—
Undistributed ordinary income	1	—
Accumulated long-term gain or (loss)	—	—
Other temporary differences	—	—

Distributable earnings or (deficits)	$1	$—

For the year ended December 31, 2015 the Funds did not have capital loss carryforwards.

6. Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Offsetting Assets and Liabilities

The Funds are parties to a Master Repurchase Agreement (“Master Repo Agreements”) that governs transactions between the Funds and selected counterparties. The Master Repo Agreements maintain provision for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements. The Funds have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Repo Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2015 (in thousands).

American Beacon Select FundsSM

Notes to Financial Statements

December 31, 2015

Money Market Fund

Offsetting of Financial Assets and Derivative Assets as of December 31, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Repurchase Agreements	$56,000	$—	$56,000

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of December 31, 2015:

	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments[1]	Cash Collateral Received	Net Amount
BNP Paribas Securities Corp.	$8,000	$(8,000)	$—	$—
Credit Agricole CIB	25,000	(25,000)	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,000	(8,000)	—	—
RBC Capital Markets LLC	7,000	(7,000)	—	—
Wells Fargo Securities LLC	8,000	(8,000)	—	—

	$56,000	$(56,000)	$—	$—

U.S. Government Money Market Fund

Offsetting of Financial Assets and Derivative Assets as of December 31, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Repurchase Agreements	$111,000	$—	$111,000

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of December 31, 2015:

	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments[2]	Cash Collateral Received	Net Amount
BNP Paribas Securities Corp.	$11,000	$(11,000)	$—	$—
Credit Agricole CIB	25,000	(25,000)
Goldman Sachs & Co.	23,000	(23,000)	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,000	(11,000)	—	—
RBC Capital Markets LLC	30,000	(30,000)	—	—
Wells Fargo Securities LLC	11,000	(11,000)	—	—

	$111,000	$(111,000)	$—	$—

[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $59,142 has been received in connection with repurchase transactions.
[2]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $115,811 has been received in connection with repurchase transactions.

7. Subsequent Event

On January 11, 2016, the Manager announced the Board’s approval of a plan to liquidate and terminate the Money Market Fund. The Money Market Fund is expected to close on or about March 31, 2016.

American Beacon Money Market Select FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Year Ended December 31,
	2015		2014		2013		2012		2011
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.00	A	0.00	A	0.00	A	0.00	A	0.00	A,B
Net realized gain on investments	0.00	A	0.00	A	0.00	A	0.00	A	0.00	A

Total income from investment operations	0.00		0.00		0.00		0.00		0.00

Less distributions:
Dividends from net investment income	(0.00	)A	(0.00	)A	(0.00	)A	(0.00	)A	(0.00	)A
Distributions from net realized gains on investments	(0.00	)A	(0.00	)A	(0.00	)A	(0.00	)A	(0.00	)A

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.10%		0.08%		0.11%		0.19%		0.14%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$165,329		$719,046		$793,408		$760,503		$662,509
Ratios to average net assets (annualized):
Expenses, before reimbursements	0.14%		0.13%		0.13%		0.13%		0.13	%B
Expenses, net of reimbursements	0.13%		0.13%		0.13%		0.13%		0.13	%B
Net investment income, before reimbursements	0.09%		0.08%		0.11%		0.18%		0.14	%B
Net investment income, net of reimbursements	0.10%		0.08%		0.11%		0.18%		0.14	%B

A	Amount is less than $0.01 per share.
B	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio which terminated on September 30, 2011.

American Beacon U.S. Government Money Market Select FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Year Ended December 31,
	2015		2014		2013		2012		2011
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.00	A	0.00	A	0.00	A	0.00	A	0.00	A
Net realized gain on investments	0.00	A	0.00	A	0.00	A	0.00	A	0.00	A

Total income from investment operations	0.00		0.00		0.00		0.00		0.00

Less distributions:
Dividends from net investment income	(0.00	)A	(0.00	)A	(0.00	)A	(0.00	)A	(0.00	)A
Distributions from net realized gains	(0.00	)A	(0.00	)A	(0.00	)A	(0.00	)A	(0.00	)A

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.02%		0.01%		0.02%		0.09%		0.04%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$241,630		$301,675		$367,701		$238,236		$253,776
Ratios to average net assets (annualized):
Expenses, before expense reimbursements	0.14%		0.14%		0.14%		0.15%		0.14%
Expenses, net of expense reimbursements	0.14%		0.11%		0.13%		0.14%		0.14%
Net investment income, before expense reimbursements	0.01%		(0.01)%		0.01%		0.09%		0.04%
Net investment income, net of expense reimbursements	0.02%		0.01%		0.02%		0.09%		0.04%

A	Amount is less than $0.01 per share.

American Beacon Select FundsSM

Privacy Policy and Federal Tax Information

December 31, 2015 (Unaudited)

Privacy Policy

The American Beacon Select Funds recognize and respect the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

Federal Tax Information

Certain tax information regarding the Funds is required to be provided to shareholders upon the distribution of the Funds’ income for the taxable year ended December 31, 2015. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2015.

The distributions to shareholders during the tax year ended December 31, 2015 include short-term capital gains of $9,004 for the Money Market Fund and $509 for the U.S. Government Money Market Fund.

Of the ordinary dividends paid to shareholders of the Government Fund during the tax year ended December 31, 2015, 0.00% were derived from U.S. Treasury Obligations.

Shareholders will receive notification in January 2016 of the applicable tax information necessary to prepare their 2015 income tax returns.

Trustees and Officers of the American Beacon Select FundsSM

(Unaudited)

The Trustees and officers of the American Beacon Select Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 220 East Las Colinas Boulevard, Suite 1200, Irving, Texas 75039. Each Trustee oversees twenty-seven funds in the fund complex that includes the Trust and the American Beacon Funds. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (79)	Trustee since 1999	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Director, Clear Channel Communications (1984-2008); Trustee, American Beacon Mileage Funds (1996-2012); Trustee, American Beacon Funds (1999-Present); Trustee, American Beacon Master Trust (1996-2012).

NON-INTERESTED	Term
TRUSTEES	Lifetime of Trust until removal, resignation or retirement*

Gilbert G. Alvarado (46)	Trustee since 2015	Director, Kura MD, Inc. (local telehealth organization) (2015-Present); Vice President & CFO, Sierra Health Foundation (health conversion private foundation) (2006-Present) Vice President & CFO, Sierra Health Foundation: Center for Health Program Management (California public benefit corporation) (2012-Present); Director, Innovative North State (2012-Present); Director, Sacramento Regional Technology Alliance (2011-Present); Director, Women’s Empowerment (2009-2014); Trustee, American Beacon Funds (2015-Present).

Joseph B. Armes (53)	Trustee since 2015	Chairman & CEO, CSW Industrials f/k/a Capital Southwest Corporation (investment company) (2013-Present); President & CEO, JBA Investment Partners (family investment vehicle) (2010-Present); Chief Operating Officer, Hicks Holdings, LLC (Hicks Family assets and investments) (2005-2010); Trustee, Baylor University Board of Regents (2001-2010); Director and Chair of Audit Committee, RSP Permian (oil and gas producer) (2013-Present); Trustee, American Beacon Funds (2015-Present).

Gerard J. Arpey (57)	Trustee since 2012	Director, The Home Depot, Inc. (2015-Present); Partner, Emerald Creek Group (private equity firm) (2011-Present); Chairman and Chief Executive Officer, AMR Corp. and American Airlines; Inc. (2003-2011); Director, S. C. Johnson & Son, Inc. (privately held company) (2008-present); Trustee, American Beacon Funds (2012-Present).

W. Humphrey Bogart (71)	Trustee since 2004	Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012).

Brenda A. Cline (55)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Director, Range Resources Corporation (oil and natural gas company) (2015-Present); Director, Tyler Technologies, Inc.(public sector software solutions company) (2014-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012).

Eugene J. Duffy (61)	Trustee since 2008	Managing Director, Institutional Services, Intercontinental Real Estate Corporation (2014-Present); Principal and Executive Vice President, Paradigm Asset Management (1994-2014); Director, Sunrise Bank of Atlanta (2008-2013); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012).

Trustees and Officers of the American Beacon Select FundsSM

(Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
NON-INTERESTED	Term
TRUSTEES	Lifetime of Trust until removal, resignation or retirement*

Thomas M. Dunning (73)	Trustee since 2008	Chairman Emeritus (2008-Present); Lockton Dunning Benefits (consulting firm in employee benefits); Board Director, Oncor Electric Delivery Company LLC (2007-Present); Board Member, BancTec (2010-Present) (software consulting); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012).

Richard A. Massman (72)	Trustee since 2004 Chairman since 2008	Consultant and General Counsel Emeritus (2009-Present) and Senior Vice President and General Counsel (1994-2009), Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012).

Barbara J. McKenna, CFA (52)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005-Present); Trustee, American Beacon Funds (2012-Present).

R. Gerald Turner (70) 225 Perkins Admin. Bldg. Southern Methodist Univ. Dallas, Texas75275	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, J.C. Penney Company, Inc. (1996-Present); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Director, First Broadcasting Investment Partners, LLC (2003-2007); Trustee, American Beacon Mileage Funds (2001-2012); Trustee, American Beacon Funds (2001-Present); Trustee, American Beacon Master Trust (2001-2012).

OFFICERS	Term
One Year

Gene L. Needles, Jr. (61)	President since 2009 Executive Vice President since 2009	President, CEO and Director, American Beacon Advisors, Inc. (2009-Present); President, CEO and Director, Astro AB Borrower, Inc. (2015-Present); President, CEO and Director, Astro AB Acquisition, Inc.(2015-Present); President, CEO and Director, Astro AB Topco, Inc. (2015-Present), President, CEO and Director, Astro AB Holdings, LLC. (2015-Present); President, CEO and Director, Lighthouse Holdings, Inc.; (2009-2015); President and CEO, Lighthouse Holdings Parent, Inc. (2009-2015); Manager, President and CEO, American Private Equity Management, L.L.C. (2012-Present); President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present).

Rosemary K. Behan (56)	VP, Secretary and Chief Legal Officer since 2006	Secretary, American Beacon Advisors, Inc. (2006-Present); Secretary, Astro AB Borrower, Inc. (2015-Present); Secretary, Astro AB Acquisition, Inc. (2015-Present); Secretary, Astro AB Topco, Inc. (2015-Present); Secretary, Astro AB Holdings, LLC. (2015-Present); Secretary, Lighthouse Holdings, Inc. (2008-2015); Secretary, Lighthouse Holdings Parent, Inc. (2008-2015); Secretary, American Private Equity Management, L.L.C.(2008-Present); Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present).

Brian E. Brett (55)	VP since 2004	Vice President, Director of Sales, American Beacon Advisors, Inc. (2004-Present).

Erica Duncan (45)	VP since 2011	Vice President, Marketing and Client Services, American Beacon Advisors, Inc. (2011-Present); Supervisor, Brand Marketing, Invesco (2010-2011).

Michael W. Fields (61)	VP since 1989	Chief Fixed Income Officer (2011-Present) and Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-2011); Director, American Beacon Global Funds SPC (2002-2011); Director, American Beacon Global Funds plc (2007-2009).

Trustees and Officers of the American Beacon Select FundsSM

(Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS	Term
One Year

Melinda G. Heika (54)	Treasurer since 2010	Treasurer, American Beacon Advisors, Inc. (2010-Present); Treasurer, Astro AB Borrower, Inc. (2015-Present); Treasurer, Astro AB Acquisition, Inc. (2015-Present); Treasurer, Astro AB Topco, Inc. (2015-Presnt); Treasurer, Astro AB Holdings, LLC. (2015-Present); Treasurer, Lighthouse Holdings, Inc. (2010-2015); Treasurer, Lighthouse Holdings Parent Inc., (2010-2015); Treasurer, American Private Equity Management, L.L.C. (2012-Present); Director and Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present).

Terri L. McKinney (52)	VP since 2010	Vice President, Enterprise Services (2009-Present) and Managing Director (2003-2009), American Beacon Advisors, Inc.

Jeffrey K. Ringdahl (40)	VP since 2010	Chief Operating Officer, American Beacon Advisors, Inc. (2010-Present); Manager and Senior Vice President, American Private Equity Management, L.L.C. (2012-Present); Senior Vice President and Director, Astro AB Borrower, Inc. (2015-Present); Senior Vice President and Director, Astro AB Acquisition, Inc. (2015-Present); Senior Vice President and Director, Astro AB Topco, Inc. (2015-Present), Senior Vice President and Director, Astro AB Holdings, LLC.(2015-Present); Senior Vice President, Lighthouse Holdings, Inc. (2013-2015); Senior Vice President, Lighthouse Holdings Parent, Inc. (2013-2015); Director and Vice President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Vice President, Product Management, Touchstone Advisors, Inc. (2007-2010).

Samuel J. Silver (52)	VP since 2011	Vice President, Fixed Income Investments (2011-Present) and Senior Portfolio Manager, Fixed Income Investments (1999-2011), American Beacon Advisors, Inc.

Christina E. Sears (44)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer, American Beacon Advisors, Inc. (2004-Present); Chief Compliance Officer, American Private Equity Management, L.L.C. (2012-Present).

Sonia L. Bates (59)	Asst. Treasurer since 2011	Director, Tax and Financial Reporting (2011-Present), Manager, Tax and Financial Reporting (2005-2010), American Beacon Advisors, Inc.; Asst. Treasurer, Astro AB Borrower, Inc. (2015-Present); Asst. Treasurer, Astro AB Acquisition, Inc.(2015-Present); Asst. Treasurer, Astro AB Topco, Inc. (2015-Present); Asst. Treasurer, Astro AB Holdings, LLC.; Asst. Treasurer, Lighthouse Holdings, Inc. (2011-2015); Asst. Treasurer, Lighthouse Holdings Parent Inc. (2011-2015); Asst. Treasurer, American Private Equity Management, L.L.C. (2012-Present).

*	As of 11/12/2014, the Board adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 75.
**	Mr. Feld is deemed to be an “interested person” of the Trusts, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to one or more other Trust’s sub-advisors to the American Beacon Funds.

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Delivery of Documents

eDelivery is NOW AVAILABLE – Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Funds through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Select Funds P.O. Box 219643 Kansas City, MO 64121

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on www.americanbeaconfunds.com approximately five days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Select Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Select Funds, American Beacon Money Market Select Fund, and American Beacon U.S. Government Money Market Select Fund are service marks of American Beacon Advisors, Inc.

AR 12/15

ITEM 2. CODE OF ETHICS.

The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The Trust amended its code November 12, 2013 to disclose the removal of terminated Investment Companies. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust’s Board of Trustees has determined that Ms. Brenda A. Cline, a member of the Trust’s Audit and Compliance Committee, is an “audit committee financial expert” as defined in Form N-CSR. Ms. Brenda Cline is “independent” as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees	Fiscal Year Ended
$59,740	12/31/2014
$59,754	12/31/2015

(b)

Audit-Related Fees	Fiscal Year Ended
$0	12/31/2014
$0	12/31/2015

(c)

Tax Fees	Fiscal Year Ended
$0	12/31/2014
$0	12/31/2015

(d)

All Other Fees	Fiscal Year Ended
$0	12/31/2014
$0	12/31/2015

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust’s principal accountant:

•	to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•	to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•	to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$0	$34,905	N/A	12/31/2014
$0	$46,065	N/A	12/31/2015

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder report presented in

Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date:	March 10, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date:	March 10, 2016

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date:	March 10, 2016